UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File number: 811-4786

Ariel Investment Trust
(Exact name of registrant as specified in charter)

200 East Randolph Street
Suite 2900
Chicago, IL 60601
(Address of principal executive offices)

Mareile Cusack
200 East Randolph Street
Suite 2900
Chicago, IL 60601
(Name and address of agent for service)

with a copy to:

Arthur Don
Greenberg Traurig, LLP
77 West Wacker Drive
Suite 3100
Chicago, IL 60601
(312) 456-8438

Registrant's telephone number, including area code: (312) 726-0140

Date of fiscal year end: September 30, 2013
Date of reporting period: December 31, 2012

Item 1. Schedule of Investments.

Ariel Fund Schedule of Investments		December 31, 2012 (Unaudited)
Number of Shares	Common Stocks—99.09%	Value

	Consumer discretionary & services—37.82%
3,582,339	Gannett Co., Inc.	$64,517,925
5,557,272	Interpublic Group of Cos., Inc.	61,241,137
1,970,898	International Speedway Corp., Class A	54,436,203
3,644,425	International Game Technology	51,641,502
1,510,556	Royal Caribbean Cruises Ltd.	51,358,904
531,648	Mohawk Industries, Inc. (a)	48,098,195
2,136,257	Newell Rubbermaid Inc.	47,574,443
2,523,375	WMS Industries Inc. (a)	44,159,063
1,545,440	DeVry Inc.	36,673,291
733,554	Madison Square Garden Co., Class A (a)	32,533,120
928,271	Meredith Corp.	31,978,936
84,100	Washington Post Co., Class B	30,714,161
733,667	Sotheby's	24,665,885
238,865	Snap-on Inc.	18,867,946
315,075	Nordstrom, Inc.	16,856,513
		615,317,224
	Consumer staples—2.12%
231,538	J.M. Smucker Co.	19,967,837
229,725	McCormick & Co., Inc.	14,594,429
		34,562,266
	Energy—2.77%
1,062,685	Contango Oil & Gas Co. (b)	45,015,337

	Financial services—29.07%
7,331,278	Janus Capital Group Inc.	62,462,489
2,073,700	Lazard Ltd, Class A	61,879,208
2,530,645	First American Financial Corp.	60,963,238
3,963,045	KKR & Co. L.P.	60,357,175
666,673	Jones Lang LaSalle Inc.	55,960,532
2,503,857	CBRE Group, Inc., Class A (a)	49,826,754
617,400	Dun & Bradstreet Corp.	48,558,510
1,049,000	Fair Isaac Corp.	44,089,470
584,326	City National Corp.	28,935,824
		473,033,200
	Health care—14.53%
1,522,275	Charles River Laboratories Intl Inc. (a)	57,039,644
1,673,901	Hospira, Inc. (a)	52,292,667
1,011,000	Life Technologies Corp. (a)	49,619,880
354,634	Bio-Rad Laboratories, Inc., Class A (a)	37,254,302
2,339,874	Symmetry Medical Inc. (a) (b)	24,615,474
233,100	Zimmer Holdings, Inc.	15,538,446
		236,360,413
	Materials & processing—5.02%
1,253,300	Simpson Manufacturing Co.	41,095,707
2,524,038	Interface, Inc.	40,586,531
		81,682,238
	Producer durables—7.36%
1,105,703	Brady Corp., Class A	36,930,480
691,811	IDEX Corp.	32,189,966
491,400	Littelfuse Inc.	30,324,294
377,940	Bristow Group Inc.	20,280,260
		119,725,000
	Technology—0.40%
102,700	Anixter Intl Inc.	6,570,746

	Total common stocks (Cost $1,079,541,909)	1,612,266,424

		December 31, 2012 (Unaudited)

Principal Amount	Repurchase Agreement—0.88%	Value

$14,386,967	Fixed Income Clearing Corporation, 0.01%, dated 12/31/2012, due 01/02/2013, repurchase price $14,386,975, (collateralized by Freddie Mac, 1.650%, due 11/15/2019; U.S. Treasury Note, 0.625%, due 05/31/2017) (Cost $14,386,967)	$14,386,967
	Total Investments (Cost $1,093,928,876)—99.97%	1,626,653,391
	Cash, Other Assets less Liabilities—0.03%	505,366
	Net Assets—100.00%	$1,627,158,757

(a) Non-income producing.
(b) Affiliated company (See Note Three).
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel Appreciation Fund Schedule of Investments		December 31, 2012 (Unaudited)
Number of Shares	Common Stocks—99.30%	Value

	Consumer discretionary & services—33.14%
5,042,530	Interpublic Group of Cos., Inc.	$55,568,681
857,600	Viacom, Inc., Class B	45,229,824
2,732,990	International Game Technology	38,726,468
956,900	CBS Corp., Class B	36,410,045
1,122,500	International Speedway Corp., Class A	31,003,450
392,100	Snap-on Inc.	30,971,979
1,605,200	Gannett Co., Inc.	28,909,652
646,100	Madison Square Garden, Co., Class A (a)	28,654,535
448,700	Omnicom Group Inc.	22,417,052
988,700	Newell Rubbermaid Inc.	22,018,349
601,600	Sotheby's	20,225,792
829,335	DeVry Inc.	19,680,119
672,300	Apollo Group, Inc., Class A (a)	14,064,516
231,200	Tiffany & Co.	13,257,008
217,700	Nordstrom, Inc.	11,646,950
162,550	Carnival Corp.	5,976,964
		424,761,384
	Consumer staples—1.48%
219,475	J.M. Smucker Co.	18,927,524

	Energy—1.94%
586,482	Contango Oil & Gas Co.	24,843,377

	Financial services—37.54%
1,905,020	Lazard Ltd, Class A	56,845,797
2,219,800	First American Financial Corp.	53,474,982
1,025,500	Northern Trust Corp.	51,439,080
512,400	Jones Lang LaSalle Inc.	43,010,856
780,200	AFLAC Inc.	41,444,224
2,622,600	Blackstone Group L.P.	40,886,334
4,362,775	Janus Capital Group Inc.	37,170,843
295,400	Franklin Resources, Inc.	37,131,780
2,246,455	KKR & Co. L.P.	34,213,510
1,981,000	Western Union Co.	26,961,410
1,145,950	CBRE Group, Inc. (a)	22,804,405
403,600	City National Corp.	19,986,272
243,300	T. Rowe Price Group, Inc.	15,846,129
		481,215,622
	Health care—16.00%
782,754	Thermo Fisher Scientific Inc.	49,924,050
636,400	Zimmer Holdings, Inc.	42,422,424
982,000	St. Jude Medical, Inc.	35,489,480
884,000	Hospira, Inc. (a)	27,616,160
532,600	Life Technologies Corp. (a)	26,140,008
223,625	Bio-Rad Laboratories, Inc., Class A (a)	23,491,806
		205,083,928
	Producer durables—6.38%
486,400	Towers Watson, Class A	27,340,544
285,699	Stanley Black & Decker, Inc.	21,133,155
343,950	Illinois Tool Works Inc.	20,915,600
187,100	Accenture plc, Class A	12,442,150
		81,831,449
	Technology—2.82%
3,564,800	Dell Inc.	36,111,424

	Total common stocks (Cost $871,169,537)	1,272,774,708

		December 31, 2012 (Unaudited)

Principal Amount	Repurchase Agreement—0.74%	Value

$9,478,355	Fixed Income Clearing Corporation, 0.01%, dated 12/31/2012, due 01/02/2013, repurchase price $9,478,360, (collateralized by U.S. Treasury Note, 0.625%, due 05/31/2017) (Cost $9,478,355)	$9,478,355
	Total Investments (Cost $880,647,892)—100.04%	1,282,253,063
	Liabilities less Other Assets—(0.04)%	(490,265)
	Net Assets—100.00%	$1,281,762,798

(a) Non-income producing.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel Focus Fund Schedule of Investments		December 31, 2012 (Unaudited)
Number of Shares	Common Stocks—99.27%	Value

	Consumer discretionary & services—19.16%
32,400	Target Corp.	$1,917,108
35,700	Omnicom Group Inc.	1,783,572
18,900	Snap-on Inc.	1,492,911
49,700	DeVry Inc.	1,179,381
19,500	Walt Disney Co.	970,905
34,600	Apollo Group, Inc., Class A (a)	723,832
		8,067,709
	Consumer staples—4.86%
55,300	Walgreen Co.	2,046,653

	Energy—9.50%
20,500	Exxon Mobil Corp.	1,774,275
75,100	Chesapeake Energy Corp.	1,248,162
14,300	National Oilwell Varco Inc.	977,405
		3,999,842
	Financial services—33.52%
111,550	Morgan Stanley	2,132,836
15,200	Goldman Sachs & Co.	1,938,912
131,500	Western Union Co.	1,789,715
38,700	JPMorgan Chase & Co.	1,701,639
96,800	KKR & Co. L.P.	1,474,264
52,200	Bank of New York Mellon Corp.	1,341,540
24,600	Northern Trust Corp.	1,233,936
73,400	Blackstone Group L.P.	1,144,306
15,500	AFLAC Inc.	823,360
5,900	Berkshire Hathaway Inc., Class B (a)	529,230
		14,109,738
	Health care—13.00%
30,900	Zimmer Holdings, Inc.	2,059,794
25,300	Johnson & Johnson	1,773,530
12,800	Baxter Intl Inc.	853,248
25,100	Hospira, Inc. (a)	784,124
		5,470,696
	Producer durables—6.82%
22,400	Lockheed Martin Corp.	2,067,296
12,100	Accenture plc, Class A	804,650
		2,871,946
	Technology—12.41%
81,200	Microsoft Corp.	2,170,476
159,700	Dell Inc.	1,617,761
7,500	International Business Machines Corp.	1,436,625
		5,224,862

	Total common stocks (Cost $37,899,830)	41,791,446

	Total Investments (Cost $37,899,830)—99.27%	41,791,446
	Cash, Other Assets less Liabilities—0.73%	307,254
	Net Assets—100.00%	$42,098,700

(a) Non-income producing.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel Discovery Fund Schedule of Investments		December 31, 2012 (Unaudited)
Number of Shares	Common Stocks—94.01%	Value

	Consumer discretionary & services—22.37%
47,300	XO Group Inc. (a)	$439,890
14,500	International Speedway Corp., Class A	400,490
9,000	Madison Square Garden Co., Class A (a)	399,150
24,500	Rosetta Stone Inc. (a)	302,330
72,000	Gaiam, Inc., Class A (a)	227,520
10,000	WMS Industries Inc. (a)	175,000
11,795	JAKKS Pacific, Inc.	147,673
15,600	Callaway Golf Co.	101,400
		2,193,453
	Energy—10.24%
39,700	Mitcham Industries, Inc. (a)	541,111
10,925	Contango Oil & Gas Co.	462,783
		1,003,894
	Financial services—19.38%
19,100	First American Financial Corp.	460,119
66,086	Market Leader, Inc. (a)	432,863
136,900	Cowen Group, Inc., Class A (a)	335,405
19,900	AV Homes, Inc. (a)	282,978
13,900	MB Financial, Inc.	274,525
8,800	Symetra Financial Corp.	114,224
		1,900,114
	Health care—3.35%
112,700	Vical Inc. (a)	327,957

	Materials & processing—9.30%
146,434	Orion Energy Systems, Inc. (a)	243,080
24,699	Landec Corp. (a)	234,394
82,894	Rentech, Inc.	218,011
6,600	Simpson Manufacturing Co., Inc.	216,414
		911,899
	Producer durables—10.21%
9,300	Brink's Co.	265,329
6,000	Team, Inc. (a)	228,240
3,250	Littelfuse Inc.	200,558
50,100	Ballantyne Strong, Inc. (a)	165,330
26,300	Furmanite Corp (a)	141,231
		1,000,688
	Technology—15.58%
50,380	PCTEL, Inc.	362,736
35,450	Pervasive Software Inc. (a)	315,860
55,000	Imation Corp. (a)	256,850
12,800	Tessera Technologies Inc.	210,176
29,800	Sigma Designs, Inc. (a)	153,470
6,100	Multi-Fineline Electronix, Inc. (a)	123,281
41,200	American Reprographics Co. (a)	105,472
		1,527,845
	Utilities—3.58%
47,100	ORBCOMM Inc. (a)	184,632
130,800	Pendrell Corp (a)	166,116
		350,748

	Total common stocks (Cost $8,701,203)	9,216,598

Principal Amount	Repurchase Agreement—4.70%	Value

$460,523	Fixed Income Clearing Corporation, 0.01%, dated 12/31/2012, due 01/02/2013, repurchase price $460,524, (collateralized by U.S. Treasury Note, 0.625%, due 05/31/2017) (Cost $460,523)	$460,523
	Total Investments (Cost $9,161,727)—98.71%	9,677,121
	Cash, Other Assets less Liabilities—1.29%	126,577
	Net Assets—100.00%	$9,803,698

(a) Non-income producing.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel International Equity Fund Schedule of Investments		December 31, 2012 (Unaudited)
Number of Shares	Common Stocks—76.60%	Value

	Australia—0.34%
209	CSL Ltd.	$11,800
	Belgium—1.30%
1,774	Mobistar SA	45,601
	Brazil—0.26%
376	Telefonica Brasil SA ADR	9,047
	Canada—2.63%
1,364	Great-West Lifeco Inc.	33,390
1,213	Power Financial Corp.	33,218
347	Tim Hortons Inc.	17,034
198	IGM Financial Inc.	8,281
		91,923
	China—2.71%
779	China Mobile Ltd. ADR	45,743
2,000	China Mobile Ltd.	23,535
223	Baidu, Inc. ADR (a)	22,365
100	Mindray Medical International Ltd ADR	3,270
		94,913
	Finland—3.09%
20,418	Nokia Corp. ADR	80,651
6,962	Nokia Corp.	27,512
		108,163
	France—1.90%
895	BNP Paribas SA	50,952
564	Metropole Television M6 (a)	8,866
223	Ipsen SA	6,728
		66,546
	Germany—6.34%
2,484	Deutsche Boerse AG	152,324
4,228	Infineon Techologies AG (a)	34,443
124	Muenchener Rueckversicherungs-Ges. AG	22,385
89	Allianz SE	12,406
		221,558
	Ireland—3.01%
3,073	Ryanair Holdings plc ADR	105,342
	Italy—2.31%
35,772	Mediaset SpA	74,318
1,365	Snam SpA	6,371
		80,689
	Japan—20.34%
1,900	Murata Manufacturing Co., Ltd.	112,084
900	Nintendo Co., Ltd.	96,100
2,900	Japan Tobacco Inc.	81,923
782	Toyota Motor Corp. ADR	72,922
1,700	Canon Inc.	65,892
1,400	Denso Corp.	48,754
1,054	Canon Inc. ADR	41,327
400	Daito Trust Construction Co., Ltd.	37,804
1,400	Nomura Research Institute Ltd.	29,163
600	Toyota Motor Corp.	28,018
120	OBIC Co. Ltd.	24,022
16	NTT DOCOMO, Inc.	23,064
400	Tokyo Electron Ltd.	18,448
700	Chugai Pharmaceuticals Co., Ltd.	13,412
936	Nintendo Co., Ltd ADR	12,458
200	Nikon Corp. (a)	5,905
		711,296
	Netherlands—3.87%
10,079	Koninklijke Ahold NV	135,149
	Norway—1.18%
1,543	Gjensidige Forsikring ASA	22,174
2,173	Orkla ASA (a)	19,043
		41,217

	Spain—1.87%
3,477	Indra Sistemas SA	46,508
874	Enagas SA	18,725
		65,233
	Sweden—0.19%
100	Autoliv Inc.	6,739
	Switzerland—9.69%
857	Roche Holding AG	173,269
1,244	Nestle SA	81,163
3,375	UBS AG	52,815
381	Actelion Ltd.	18,231
31	Geberit AG (a)	6,872
15	Swisscom AG (a)	6,500
		338,850
	Turkey—0.22%
465	Turkcell Iletisim Hizmetleri AS ADR (a)	7,505
	United Kingdom—14.60%
30,909	Tesco plc	170,264
74,341	Man Group plc	101,958
5,803	HSBC Holdings plc	61,493
1,171	GlaxoSmithKline plc ADR	50,903
656	Royal Dutch Shell plc ADR	45,231
1,033	Royal Dutch Shell plc, Class A	35,856
5,263	British Telecom Group plc	20,079
454	BT Group plc ADR	17,266
346	GlaxoSmithKline plc	7,533
		510,583
	United States—0.75%
378	Schlumberger Ltd.	26,192

	Total common stocks (Cost $2,456,796)	2,678,346

Number of Shares	Investment Companies—4.49%	Value

	Exchange Traded Funds—4.49%
2,896	Vanguard MSCI EAFE ETF	$102,026
2,443	iShares MSCI United Kingdom Index ETF	43,827
209	Vanguard MSCI Pacific ETF	11,159
		157,012

	Total investment companies (Cost $142,034)	157,012

Principal Amount	Repurchase Agreement—3.22%	Value
$112,420	Fixed Income Clearing Corporation, 0.01%, dated 12/31/2012, due 01/02/2013, repurchase price $112,420, (collateralized by U.S. Treasury Note, 0.625%, due 05/31/2017) (Cost $112,420)	$112,420
	Total Investments (Cost $2,711,250)—84.31%	2,947,778
	Cash, Other Assets less Liabilities—15.69%	548,600
	Net Assets—100.00%	$3,496,378

ADR American Depositary Receipt
(a) Non-income producing.
See Notes to Schedules of Investments.

Ariel Global Equity Fund Schedule of Investments		December 31, 2012 (Unaudited)
Number of Shares	Common Stocks—90.24%	Value

	Australia—0.35%
760	CSL Ltd.	$42,908
	Belgium—1.11%
5,314	Mobistar SA	136,596
	Brazil—0.71%
3,653	Telefonica Brasil SA ADR	87,891
	Canada—1.68%
3,730	Great-West Lifeco Inc.	91,309
2,005	Power Financial Corp.	54,907
631	Tim Hortons Inc.	30,976
708	IGM Financial Inc.	29,610
		206,802
	China—3.24%
3,272	China Mobile Ltd. ADR	192,132
1,199	Baidu, Inc. ADR (a)	120,248
5,000	China Mobile Ltd.	58,838
896	Mindray Medical International Ltd ADR	29,299
		400,517
	Czech Republic—1.11%
645	Komercni Banca AS	136,351
	Finland—2.75%
43,383	Nokia Corp.	171,437
42,387	Nokia Corp. ADR	167,429
		338,866
	France—1.29%
2,146	BNP Paribas SA	122,172
1,221	Metropole Television M6 (a)	19,194
606	Ipsen SA	18,283
		159,649
	Germany—4.14%
7,192	Deutsche Boerse AG	441,028
8,561	Infineon Techologies AG (a)	69,742
		510,770
	Ireland—2.32%
8,363	Ryanair Holdings plc ADR	286,684
	Italy—1.96%
116,659	Mediaset SpA	242,365
	Japan—12.70%
4,700	Murata Manufacturing Co., Ltd.	277,259
2,500	Nintendo Co., Ltd.	266,943
4,700	Canon Inc.	182,171
1,897	Toyota Motor Corp. ADR	176,895
4,400	Denso Corp.	153,226
4,300	Japan Tobacco Inc.	121,472
57	NTT DOCOMO, Inc.	82,167
1,590	Canon Inc. ADR	62,344
2,800	Nomura Research Institute Ltd.	58,326
600	Daito Trust Construction Co., Ltd.	56,706
1,200	Tokyo Electron Ltd.	55,345
160	OBIC Co. Ltd.	32,029
1,500	Chugai Pharmaceuticals Co., Ltd.	28,740
500	Nikon Corp. (a)	14,762
		1,568,385
	Netherlands—3.24%
29,779	Koninklijke Ahold NV	399,307
	Norway—0.94%
7,873	Orkla ASA (a)	68,995
3,300	Gjensidige Forsikring ASA	47,423
		116,418
	Spain—0.72%
6,683	Indra Sistemas SA	89,391
	Sweden—0.16%
300	Autoliv Inc.	20,217

	Switzerland—8.44%
3,214	Roche Holding AG	649,810
8,829	UBS AG	138,164
1,913	Nestle SA	124,811
1,395	Actelion Ltd.	66,752
143	Geberit AG (a)	31,700
72	Swisscom AG (a)	31,199
		1,042,436
	Turkey—0.51%
3,922	Turkcell Iletisim Hizmetleri AS ADR (a)	63,301
	United Kingdom—11.35%
109,643	Tesco plc	603,976
203,565	Man Group plc	279,189
4,002	Royal Dutch Shell plc, Class A	138,910
10,225	HSBC Holdings plc	108,352
2,234	GlaxoSmithKline plc ADR	97,112
16,004	British Telecom Group plc	61,058
1,334	BT Group plc ADR	50,732
577	Royal Dutch Shell plc ADR	39,784
1,018	GlaxoSmithKline plc	22,164
		1,401,277
	United States—31.52%
8,000	Johnson & Johnson	560,800
5,804	Gilead Sciences, Inc. (a)	426,304
12,330	Microsoft Corp.	329,581
5,109	Quest Diagnostics Inc.	297,701
27,099	QLogic Corp. (a)	263,673
17,384	NVIDIA Corp.	213,649
6,737	Acacia Research Corporation (a)	172,804
7,500	Yahoo! Inc. (a)	149,250
2,344	Fluor Corp.	137,687
6,721	H&R Block, Inc.	124,809
1,390	Berkshire Hathaway Inc., Class B (a)	124,683
3,662	Broadcom Corp.	121,615
1,733	Schlumberger Ltd.	120,080
1,822	The PNC Financial Service Group, Inc. (a)	106,241
1,387	Wal-Mart Stores, Inc.	94,635
1,940	Plum Creek Timber Co. Inc.	86,078
2,519	Hospira, Inc. (a)	78,694
3,315	Cisco Systems, Inc.	65,140
1,497	Analog Devices, Inc.	62,964
1,480	General Mills, Inc.	59,807
1,386	Vertex Pharmaceuticals Inc. (a)	58,129
2,125	Vantiv, Inc. (a)	43,393
759	Coach, Inc.	42,132
533	Occidental Petroleum Corp.	40,833
1,500	General Electric Co.	31,485
663	MSCI Inc. (a)	20,546
859	TIBCO Software Inc. (a)	18,907
631	Ruckus Wireless, Inc. (a)	14,216
145	3M Co	13,463
61	W.W. Grainger, Inc.	12,345
		3,891,644

	Total common stocks (Cost $10,609,769)	11,141,775

Principal Amount	Repurchase Agreement—4.71%	Value
$581,347	Fixed Income Clearing Corporation, 0.01%, dated 12/31/2012, due 01/02/2013, repurchase price $581,347, (collateralized by U.S. Treasury Note, 0.625%, due 05/31/2017) (Cost $581,347)	$581,347
	Total Investments (Cost $11,191,116)—94.95%	11,723,122
	Cash, Other Assets less Liabilities—5.05%	623,847
	Net Assets—100.00%	$12,346,969

ADR American Depositary Receipt
(a) Non-income producing.
See notes to Schedule of Investments.

Notes to Schedules of Investments	December 31, 2012 (Unaudited)

Note One | Organization
Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel Discovery Fund, Ariel International Equity Fund and Ariel Global Equity Fund (the “Funds”) are series of the Trust.  Ariel Focus Fund is a non-diversified Fund, all other Funds are diversified.  The Funds issue two classes of shares: an Investor Class and an Institutional Class.

Note Two | Significant accounting policies
The following is a summary of significant policies related to investments of the Funds held at December 31, 2012.

Securities valuation – Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a closing price is not reported, equity securities for which reliable bid and ask quotations are available are valued at the mean between bid and ask prices.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued by pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Debt obligations having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Fair value measurements – Accounting Standards CodificationTM (ASC) 820-10 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, “quoted” prices in inactive markets, dealer indications, and inputs corroborated by observable market data)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Funds’ investments carried at fair value:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel Discovery Fund
Level 1	$1,612,266,424	$1,272,774,708	$41,791,446	$9,216,598
Level 2*	14,386,967	9,478,355	-	460,523
Level 3	-	-	-	-
Fair Value at 12/31/2012
	$1,626,653,391	$1,282,253,063	$41,791,446	$9,677,121
*As of December 31, 2012, Level 2 securities held are repurchase agreements.  See Schedule of Investments.

	Ariel International Equity Fund	Ariel Global Equity Fund
Level 1	$795,896	$5,492,513
Level 2**	2,151,882	6,230,609
Level 3	-	-
Fair Value at 12/31/2012
	$2,947778	$11,723,122
**As of December 31, 2012, Level 2 securities held are forward currency contracts, which are reflected at the unrealized depreciation on the contract, repurchase agreements and certain foreign stocks.  See schedule of investments.

	Ariel International Equity Fund	Ariel Global Equity Fund
Transfers out of Level 1	$(1,922,734)	$(5,177,602)
Transfers into Level 2	1,922,734	5,177,602

Transfers were made into Level 2 from Level 1 due to valuation adjustments on foreign common stocks to account for the market movement between the close of a foreign market and the close of the New York Stock Exchange.  There were no transfers into Level 1 or out of Level 2.  Transfers between levels are recognized at the end of the reporting period.

Forward currency contracts derive their value from underlying exchange rates.  These instruments are normally valued by pricing vendors using pricing models.  The pricing models typically use inputs that are observed from active markets such as exchange rates.  As such, forward currency contracts were categorized as Level 2.

Notes to Schedules of Investments	December 31, 2012 (Unaudited)

Foreign Currency – Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party.  Realized gains (losses) and unrealized appreciation (depreciation) on securities include the effects of changes in security prices.  Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Europe Risk – Ariel International Equity Fund and Ariel Global Equity Fund invest in securities issued by companies operating in Europe and therefore are subject to certain risks associated specifically with Europe. A significant number of countries in Europe are member states in the European Union, and the member states no longer control their own monetary policies.  The recent rapid political and social changes throughout Europe make the extent and nature of future economic development in the region and their effect on securities issued by European companies impossible to predict.

Forward Currency Contracts – Ariel International Equity Fund and Ariel Global Equity Fund enter into forward currency contracts to provide the appropriate currency exposure related to protecting the value of securities and related receivables and payables against changes in foreign exchange rates.  The primary risk associated with a Fund’s use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the Fund under the contracts.  Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties.  Forward currency contracts are subject to the translations of foreign exchange rate fluctuations. Contracts are “marked-to-market” daily and any resulting unrealized gains (losses) are recorded as unrealized appreciation (depreciation) on foreign currency translations. The Funds record realized gains (losses) on the Statement of Operations as realized gain (loss) on foreign currency transactions at the time the forward currency contract is settled or closed.

Repurchase agreements – The Funds may enter into repurchase agreements with recognized financial institutions and in all instances hold underlying securities as collateral with a value at least equal to the total repurchase price such financial institutions have agreed to pay.

Securities transactions – Securities transactions are accounted for on a trade date basis.

Note Three | Transactions with affiliated companies

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the 1940 Act.  Ariel Fund had the following transactions during the three months ended December 31, 2012, with affiliated companies:

	Share Activity				Three Months Ended December 31, 2012
Security Name	Balance September 30, 2012	Purchases	Sales	Balance December 31, 2012	Market Value	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares
Contango Oil & Gas Co.	906,847	155,838	-	1,062,685	45,015,337	1,985,094	-
Symmetry Medical Inc.	2,267,400	72,474	-	2,339,874	24,615,474	-	-
					$ 69,630,811	$1,985,094	$-

Notes to Schedules of Investments	December 31, 2012 (Unaudited)

Note Four | Federal Income Taxes

At December 31, 2012, the cost of investment securities for tax purposes was as follows:
	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel Discovery Fund
Cost of investments	$1,093,928,876	$880,647,892	$37,899,830	$9,161,727

Gross unrealized appreciation	$560,831,394	$440,457,912	$7,393,303	$1,244,030
Gross unrealized depreciation	(28,106,879)	(38,852,741)	(3,501,687)	(728,636)
Net unrealized appreciation	$532,724,515	$401,605,171	$3,891,616	$515,394

	Ariel International Equity Fund	Ariel Global Equity Fund
Cost of investments	$2,711,250	$11,191,116

Gross unrealized appreciation	$333,312	$948,392
Gross unrealized depreciation	(96,784)	(416,386)
Net unrealized appreciation	$236,528	$532,006
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Note Five | Forward currency contracts

At December 31, 2012, the open forward currency contracts (State Street Bank and Trust as counterparty) are:
Contract Settlement Date	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Ariel International Equity Fund
01/17/2013	AUD	44,913	CAD	44,832	$1,534
02/11/2013	AUD	21,856	CAD	22,554	(25)
02/11/2013	SEK	341,977	EUR	39,896	(140)
02/11/2013	SEK	99,622	EUR	11,622	(41)
02/11/2013	SEK	99,145	EUR	11,567	(41)
02/13/2013	SEK	87,529	JPY	1,071,979	1,069
02/21/2013	SGD	20,264	EUR	12,966	(534)
02/21/2013	SGD	22,596	EUR	14,458	(596)
03/25/2013	DKK	83,896	CHF	13,588	(15)
03/25/2013	AUD	10,816	JPY	951,040	181
03/25/2013	GBP	9,174	CHF	13,588	21
03/25/2013	SGD	9,155	JPY	634,027	171
03/25/2013	AUD	7,158	CHF	6,794	(50)
03/25/2013	AUD	16,440	CHF	15,594	(104)
					$1,430
Ariel Global Equity Fund
01/17/2013	USD	109,397	JPY	8,607,212	$10,038
01/17/2013	USD	115,950	JPY	9,122,799	10,639
02/11/2013	CAD	27,917	EUR	21,884	(854)
02/11/2013	CAD	225,370	EUR	176,673	(6,890)
02/11/2013	SEK	754,851	EUR	88,025	(259)
02/11/2013	AUD	109,181	EUR	88,330	(3,578)
02/11/2013	USD	111,866	EUR	87,538	(3,718)
02/21/2013	SGD	90,270	EUR	57,775	(2,400)
03/25/2013	DKK	254,275	EUR	34,108	(8)
03/25/2013	HKD	875,799	EUR	85,271	389
03/25/2013	AUD	54,239	EUR	42,635	(328)
03/25/2013	AUD	136,711	CHF	129,761	(959)
03/25/2013	ZAR	1,006,303	GBP	72,045	384
03/25/2013	USD	120,732	GBP	74,244	158
03/25/2013	USD	122,933	EUR	92,737	435
03/25/2013	USD	112,689	JPY	9,508,848	2,863
03/25/2013	USD	123,017	CHF	112,056	319
03/25/2013	USD	202,680	JPY	17,102,448	5,149
03/25/2013	USD	112,326	CHF	102,317	292
03/25/2013	USD	113,035	EUR	85,271	400
					$12,072

Item 2. Controls and Procedures.

(a)
The registrant’s certifying officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this document.

(b)
There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act), or in other factors that could significantly affect this control, that occurred during the registrant's last fiscal quarter, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a) Exhibit 99.Cert. – Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ariel Investment Trust

By:   /s/ Mellody Hobson
         Mellody Hobson
                         President and Principal Executive Officer

Date:         February 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Mellody Hobson
                         Mellody Hobson
         President and Principal Executive Officer

Date:         February 8, 2013

By:    /s/ Anita Zagrodnik
         Anita Zagrodnik
         Treasurer and Chief Financial Officer

Date:         February 8, 2013